Income Taxes (Details)	Sep. 30, 2024 USD ($)
Income Taxes [Line Items]
Operating loss carryforwards	$ 258,405
Malta [Member]
Income Taxes [Line Items]
Operating loss carryforwards	447,770
United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,890,545
U S Federal [Member]
Income Taxes [Line Items]
Operating loss carryforwards	$ 8,439,349